Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	$ 21,481	$ 33,606
Due Within One Year [Member] | Bank Time Deposits [Member] | Cost [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	21,477	25,024
Due Within One Year [Member] | Bank Time Deposits [Member] | Reported Value Measurement [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	21,477	25,024
Due Within One Year [Member] | Available For Sale Securities [Member] | Cost [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments		8,577
Due Within One Year [Member] | Available For Sale Securities [Member] | Reported Value Measurement [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments		8,578
Due After One Year Through Two Years [Member] | Bank Time Deposits [Member] | Cost [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	4
Due After One Year Through Two Years [Member] | Bank Time Deposits [Member] | Reported Value Measurement [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	4
Due After Two Years [Member] | Bank Time Deposits [Member] | Cost [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments		4
Due After Two Years [Member] | Bank Time Deposits [Member] | Reported Value Measurement [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments		4
Bank Time Deposits [Member] | Cost [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments		25,028
Bank Time Deposits [Member] | Reported Value Measurement [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments		25,028
Cost [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	21,481	33,605
Reported Value Measurement [Member]
Note 6 - Short-term Investments (Details) - Summary of Short-term Investments by Contractual Maturity [Line Items]
Short-term investments	$ 21,481	$ 33,606